Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 180,366	$ 278,397	$ 298,756
Production and similar taxes	695	1,547	1,536
Replacement cost profit (loss) before interest and taxation	(18,872)	11,039	20,179
Non-current assets	161,279	191,155	192,248
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	55,611	89,334	98,066
Production and similar taxes	57	315	369
Non-current assets	52,493	57,757	68,188
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	124,755	189,063	200,690
Production and similar taxes	638	1,232	1,167
Non-current assets	108,786	133,398	124,060
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	42,729	63,194	65,630
Non-current assets	$ 19,583	$ 22,881	$ 19,426